August 30, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
       Merrill Lynch Prime Plan I-IV, Directed - Registration No. 33-43057 Merrill Lynch Prime Plan V - Registration No. 33-43058
       Merrill Lynch Prime Plan VI - Registration No. 33-43059
       Merrill Lynch Prime Plan 7 - Registration No. 33-43060
       Merrill Lynch Prime Plan Investor - Registration No. 33-43056 Merrill Lynch Directed Life 2 - Registration No. 333-43055

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

FAM SERIES FUND, INC.
Mercury Balanced Capital Strategy Portfolio, SEC File No.: 811-69062 Mercury Core Bond Strategy Portfolio, SEC File No.: 811-03091
Mercury Fundamental Growth Strategy Portfolio, SEC File No.: 811-03091 Mercury Global Allocation Strategy Portfolio, SEC File No.: 811-03091 Mercury High Yield Portfolio, SEC File No.: 811-03091
Mercury Intermediate Government Bond Portfolio, SEC File No.: 811-03091 Mercury Large Cap Core Strategy Portfolio, SEC File No.: 811-03091 Mercury Money Reserve Portfolio, SEC File No.: 811-03091

FAM VARIABLE SERIES FUNDS, INC.
Mercury Basic Value V.I. Fund, SEC File No.: 811-03290
Mercury Global Allocation V.I. Fund, SEC File No.: 811-03290
Mercury Global Growth V.I. Fund, SEC File No.: 811-03290
Mercury Index 500 V.I. Fund, SEC File No.: 811-03290
Mercury International V.I. Fund, SEC File No.: 811-03290
Mercury Large Cap Growth V.I. Fund, SEC File No.: 811-03290
Mercury Large Cap Value V.I. Fund, SEC File No.: 811-03290
Mercury Value Opportunities V.I. Fund, SEC File No.: 811-03290
Mercury Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. Core Equity Fund, SEC File No.: 811-07452

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Large Cap Growth Portfolio, SEC File No.: 811-05398

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series, SEC File No.: 811-08326

MLIG VARIABLE INSURANCE TRUST
Roszel/Delaware Trend Portfolio, SEC File No.: 811-21038
Roszel/CCM Capital Appreciation Portfolio, SEC File No.: 811-21038

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
-------------------------------------

                      Merrill Lynch Life Insurance Company
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534